Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents

18 Cash and cash equivalents

	2018 £m	2017 £m

Cash and bank balances	2,069	1,967

Cash equivalents	533	1,324

	2,602	3,291

The carrying value of cash and cash equivalents approximates their fair value.

Cash and cash equivalents are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	2018 £m	2017 £m

Functional currency	2,144	2,842

US dollar	158	161

Euro	174	159

Other currency	126	129

	2,602	3,291

In the Group cash flow statement, net cash and cash equivalents are shown after deducting bank overdrafts and accrued interest where applicable, as follows:

	2018 £m	2017 £m

Cash and cash equivalents as above	2,602	3,291

Less overdrafts and accrued interest	(274)	(469)

Net cash and cash equivalents	2,328	2,822

Cash and cash equivalents include restricted amounts of £170 million (2017: £160 million), principally due to exchange control regulations in certain countries.

Cash and cash equivalents also include £125 million (2017: £12 million) of cash that is held as a hedging instrument.

	2018 £m	2017 £m

Cash and bank balances	2,069	1,967

Cash equivalents	533	1,324

	2,602	3,291

Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies

Cash and cash equivalents are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	2018 £m	2017 £m

Functional currency	2,144	2,842

US dollar	158	161

Euro	174	159

Other currency	126	129

	2,602	3,291

Summary of Net Cash and Cash Equivalents Shown After Deducting Bank Overdrafts and Accrued Interest

In the Group cash flow statement, net cash and cash equivalents are shown after deducting bank overdrafts and accrued interest where applicable, as follows:

	2018 £m	2017 £m

Cash and cash equivalents as above	2,602	3,291

Less overdrafts and accrued interest	(274)	(469)

Net cash and cash equivalents	2,328	2,822